Regulatory Capital Requirements (Schedule Of Risk-Adjusted Capital Amounts And Ratios, Japan) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Consolidated, MUFG [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual amount	¥ 12,742,525	¥ 13,080,826
Total capital to risk-weighted assets, Actual ratio	14.91%	14.89%
Tier I capital, Actual amount	10,522,282	9,953,332
Tier I capital to risk-weighted assets, Actual ratio	12.31%	11.33%
Total capital, Amount for capital adequacy purposes	6,836,528	7,024,396
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%	8.00%
Tier I capital, Amount for capital adequacy purposes	3,418,264	3,512,198
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%	4.00%
Consolidated, BTMU [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual amount	11,716,158	11,469,704
Total capital to risk-weighted assets, Actual ratio	16.27%	15.82%
Tier I capital, Actual amount	8,473,187	8,284,108
Tier I capital to risk-weighted assets, Actual ratio	11.76%	11.42%
Total capital, Amount for capital adequacy purposes	5,759,478	5,798,844
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%	8.00%
Tier I capital, Amount for capital adequacy purposes	2,879,739	2,899,422
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%	4.00%
Stand-Alone, BTMU [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual amount	11,514,330	11,238,512
Total capital to risk-weighted assets, Actual ratio	17.41%	16.61%
Tier I capital, Actual amount	8,333,966	8,179,095
Tier I capital to risk-weighted assets, Actual ratio	12.60%	12.09%
Total capital, Amount for capital adequacy purposes	5,290,104	5,410,825
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%	8.00%
Tier I capital, Amount for capital adequacy purposes	2,645,052	2,705,413
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%	4.00%
Consolidated, MUTB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual amount	1,869,189	1,704,267
Total capital to risk-weighted assets, Actual ratio	15.74%	15.93%
Tier I capital, Actual amount	1,470,672	1,392,725
Tier I capital to risk-weighted assets, Actual ratio	12.38%	13.02%
Total capital, Amount for capital adequacy purposes	949,729	855,483
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%	8.00%
Tier I capital, Amount for capital adequacy purposes	474,864	427,742
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%	4.00%
Stand-Alone, MUTB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual amount	1,899,969	1,706,845
Total capital to risk-weighted assets, Actual ratio	15.76%	16.01%
Tier I capital, Actual amount	1,410,875	1,347,399
Tier I capital to risk-weighted assets, Actual ratio	11.71%	12.64%
Total capital, Amount for capital adequacy purposes	963,872	852,749
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%	8.00%
Tier I capital, Amount for capital adequacy purposes	¥ 481,936	¥ 426,374
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%	4.00%